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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



          Report for the Calendar Year or Quarter Ended: June 30, 2009

                 Check here if Amendment [ ]; Amendment Number:



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This Amendment (Check only one.): [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Mercer Global Investments, Inc.

Address:         99 High Street

                 Boston, MA 02110

13F File Number: 028-12567

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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this submission.



Person Signing this Report on Behalf of Reporting Manager:



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Name:  Martin J. Wolin

Title: Chief Compliance Officer

Phone: 617 747 9559

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Signature, Place, and Date of Signing:

/s/ Martin J. Wolin, Boston, MA, July 15, 2009



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Report Type (Check only one.):

[ ]                            13F HOLDINGS REPORT.

[X]                            13F NOTICE.

[ ]                            13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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Name                                   13F File Number

Aberdeen Asset Management Inc.         028-11020

AllianceBernstein LP                   028-10562

AQR Capital Management LLC             028-10120

BlackRock Advisors LLC                 028-04295

Eaton Vance Management                 028-04139

Goldman Sachs Asset Management         028-10312

Grantham, Mayo, Van Otterloo & Co. LLC 028-11599

INTECH Investment Management LLC       028-04211

Lazard Asset Management LLC            028-10469

MacKay Shields LLC                     028-00046

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Morgan Stanley Investment Management, Inc. 028-11866

Numeric Investors LLC                      028-11946

NWQ Investment Management Co. LLC          028-01474

Pacific Investment Management Co. LLC      028-10952

River Road Asset Management, LLC           028-11487

Robeco Investment Management, Inc          028-12484

Sands Capital Management, LLC              028-05734

Systematic Financial Management LP         028-05015

Tygh Capital Management, Inc.              028-10976

Western Asset Management Company           028-10245

Westfield Capital Management Co. Inc.      028-10220

Winslow Capital Management, Inc.           028-03676

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